Other Information by Nature - Summary of Breakdown of Selling and Marketing, Research and Development and General and Administrative Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	€ 149,596	€ 146,220	€ 112,566
Personnel
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	63,939	64,543	46,489
Other Costs and Incomes
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	71,195	71,164	56,886
Depreciation and Amortization
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	13,780	11,273	10,124
Expected Credit Losses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total expenses	€ 682	€ (760)	€ (933)